SHARE OPTION PLANS	12 Months Ended
Sep. 30, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	SHARE OPTION PLANS

On November 8, 2005, the Company adopted the 2005 Performance Equity Plan (the “2005 Plan”) which allows the Company to offer a variety of incentive awards to employees to acquire up to 1,500,000 ordinary shares under the 2005 Plan. On April 22, 2010, the Company adopted the 2009 Performance Equity Plan (the “2009 Plan”) and is authorized to issue equity based awards for up to 1,500,000 ordinary shares to the Company’s employees and senior managements. On December 22, 2014 the Company adopted the 2014 Performance Equity Plan, under which we are able to issue equity awards with the right to acquire up to 5,000,000 ordinary shares to our directors, officers, employees, individual consultants and advisors. The main purpose of the plan is to provide an existing structure and renewable benefit plan for senior management and directors and others providing services to the company. In addition to current equity awards to the directors and officers, we plan to expand our equity awards to a broader range of employees in order to align our employee incentives towards the stock performance. The main purpose of the two plans is to provide an existing structure and renewable benefit plan for senior management and directors, employees and consultants.

Under the terms of the 2005 Plan on January 4, 2010 the Company granted its employees options to purchase 125,000 ordinary shares at the price of US$12.23(“Tranche 5”).Under the terms of the 2009 Plan, on January 3, 2011, the Company granted its employees options to purchase 120,000 ordinary shares at the price of US$10.84 (“Tranche 6”); and on January 3, 2012, the Company granted its employees options to purchase 365,000 ordinary shares at the price of US$2.55 (“Tranche 7”), and on January 2, 2013, the Company granted its employees options to purchase 360,000 ordinary shares at the price of US$1.44 (“Tranche 8”) Subject to the modifications discussed below, and on January 2, 2014, the Company granted its employees options to purchase 350,000 ordinary shares at the price of US$1.27 (“Tranche 9”), Under the terms of the 2014 Plan, on January 2, 2015 the Company granted its employees options to purchase 195,000 ordinary shares at the price of US$1.48 (“Tranche 10”). All the options have an expiration date that is 5 years from the date of grant and vest immediately or over a period of 1 to 5 years. 120,000 and nil options under the 2005 Plan, 1,190,000 and 1,175,000 options under the 2009 Plan,and nil and 195,000 options under the 2014 Plan were outstanding as of September 30, 2014 and 2015, respectively.

After the adjusted awards, all the option awards have an exercise price of US$ 1.27 to US$ 12.23 and expire 5 years from the date of grant and vest immediately or over a period of 1 to 5 years.

On December 22, 2014, the compensation committee of the Board of Directors approved the substitution of restricted stock for outstanding grants under Tranche 5 that no longer offer the kind of incentive opportunity originally sought for valued employees given the fall in the market price of the ordinary shares of the Company during recent years. The revised terms of the stock options were accounted for as a modification in accordance with ASC 718-20. 75,000 restricted shares were therefore issued to replace the original awards. For the purpose of determining the amount of any incremental share-based compensation cost that may have resulted from the modification, the Company compared the fair value of modified awards and that of the original awards, determined that RMB616 (US$100) of the modifications required the recognition of additional share-based payment expense.

During the fiscal years ended September 30, 2014 and 2015, no options were exercised.

For the options outstanding at September 30, 2014 and 2015, the weighted average remaining contractual lives are 2.8 and 2.4 years, respectively.

The Company recorded share-based compensation expense of RMB1,893, RMB1,324 and RMB1,612 for the years ended September 30, 2013, 2014 and 2015 respectively. As of September 30, 2014 and 2015, there were RMB nil and RMB238 of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2014 Plan. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 0.25 year.

A summary of the share option activity under the 2005, 2009 and 2014 Plans is as follows:

	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranche 10

Grant date	January 4, 2010	January 3, 2011	January 3, 2012	January 2, 2013	January 2, 2014	January 2, 2015

Options outstanding as of October 1, 2013	120,000	115,000	365,000	360,000	-	-
Number of options granted	-	-	-	-	350,000	-
Options exercised	-	-	-	-	-
Options expired	-		-	-	-	-

Options outstanding as of September 30, 2014	120,000	115,000	365,000	360,000	350,000	-
Number of options granted	-	-	-			195,000
Options cancelled/expired	(120,000)	-	(5,000)	(5,000)	(5,000)	-
Outstanding as of September 30, 2015	-	115,000	360,000	355,000	345,000	195,000

Options vested and exercisable
At September 30, 2014	120,000	115,000	365,000	360,000	350,000	-

At September 30, 2015	-	115,000	360,000	355,000	345,000	195,000

Weighted average fair value at the grant date (USD)	7.20	6.08	1.45	0.76	0.65	0.75

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 5	Tranche 6	Tranche 7	Tranche 8	Tranche 9	Tranch 10

Exercise price (US$)	12.23	10.84	2.55	1.44	1.27	1.48
Average risk-free interest rate	1.66%	1.03%	0.40%	0.37%	0.76%	1.07%
Expected option life (year)	3	3	3	3	3	3
Volatility rate	92.81%	88.03%	90.30%	81.98%	79.20%	79.67%
Dividend yield	-	-	-	-	-	-

The aggregate intrinsic value as of September 30, 2014 and 2015 is USD nil and USD nil respectively.